Listing Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Summary of Listing Expense

	Amount	Number of Shares
(a) Shares issued to CAH shareholders		5,307,607
(b) Opening price of LMDX shares on NASDAQ as of September 29, 2021	$9.89
(c) Fair value of LMDX shares issued to CAH shareholders (a * b)	52,492
(d) CAH cash in trust	38,244
(e) CAH other assets	325
(f) CAH liabilities	(13,683)
(g) Net assets of CAH (d + e + f)	24,886
IFRS 2 listing expense (c - g)	$27,606